Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.26

Data Compare

Infinity Loan ID	Loan Number	Loan Number 2	Field	Loan Value	Tape Value	Variance	Variance %	Comment	Tape Source
XXX	2024090698		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects the subject property type as a XXX.	Initial
XXX	2024090612		Subject Property Type	XXX	XXX			The Appraisal dated XXX reflects Subject Property Type as XXX.	Initial
XXX	2024090431		B1 Credit Score	XXX	XXX	XXX	-2.30880%	The credit report dated XXX reflects B1 Credit Score as XXX.	Initial
XXX	2024090429		B1 Credit Score	XXX	XXX	XXX	3.91891%	The credit report dated XXX reflects B1 Credit Score as XXX.	Initial